CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Parenthetical - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, dividends, declared (in usd per share)	$ 0.20	$ 0.20	$ 0.20
Common stock, dividends, cash paid (in usd per share)	0.20	0.20	0.20
Series C preferred stock
Preferred stock, per share, dividends declared (usd per share)		2.00	2.00
Preferred stock, dividends, cash paid (in usd per share)	2.00	2.00
Series D preferred stock
Preferred stock, per share, dividends declared (usd per share)	$ 2.00	2.00
Preferred stock, dividends, cash paid (in usd per share)		$ 2.00	$ 2.00